Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands		6 Months Ended			12 Months Ended
		Jun. 30, 2023		Jun. 30, 2022	Dec. 31, 2022		Dec. 31, 2021		Mar. 31, 2021	May 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Principal amount		$ 8,515			$ 5,265		$ 4,403
A J C Capital Director A Band Manager [Member]
Defined Benefit Plan Disclosure [Line Items]
Related party transactions and investments		$ 842		$ 765	$ 804	[1]	1,365	[1]
Description of investment or transaction		Convertible notes payable, including accrued interest	[2]		Convertible notes payable, including accrued interest(1)
A J C Capital [Member]
Defined Benefit Plan Disclosure [Line Items]
Related party transactions and investments						[3]		[3]
Description of investment or transaction		Line of credit – as guarantor	[4]		Line of credit – as guarantor
A J C Capital [Member] | Term Loan [Member]
Defined Benefit Plan Disclosure [Line Items]
Principal amount										$ 450,000
A J C Capital [Member] | Guaranty [Member]
Defined Benefit Plan Disclosure [Line Items]
Related party transactions and investments		$ 158			$ 150	[5]		[5]
Description of investment or transaction		Lease guaranty	[6]		Lease guaranty
A J C Capital [Member] | Business Loan Payable [Member]
Defined Benefit Plan Disclosure [Line Items]
Description of investment or transaction					Business loan payable – as guarantor
A J C Capital Director A E And Executive Officers Family Office [Member]
Defined Benefit Plan Disclosure [Line Items]
Related party transactions and investments		$ 4,102		1,000	$ 1,962	[7]	1,027	[7]
Description of investment or transaction		Term notes payable, net of discount, including accrued interest	[8]		Term notes payable, net of discount, including accrued interest
A J C Capital Director A E And Executive Officers Family Office [Member] | Term Loan [Member]
Defined Benefit Plan Disclosure [Line Items]
Principal amount				3,000	$ 3,000
A J C Capital Directors A D E F An Officerand Manager [Member]
Defined Benefit Plan Disclosure [Line Items]
Related party transactions and investments		$ 5,082		2,039	$ 4,615	[9]	1,417	[9]
Description of investment or transaction		Simple agreements for future equity (SAFE), at fair value	[10]		Simple agreements for future equity (SAFE), at fair value
A J C Capital Director D [Member]
Defined Benefit Plan Disclosure [Line Items]
Related party transactions and investments		$ 104		157	$ 170	[11]	137	[11]
Description of investment or transaction		Accounts payable and accrued expenses	[12]		Accounts payable and accrued expenses
Directors C [Member]
Defined Benefit Plan Disclosure [Line Items]
Related party transactions and investments		$ 1,629		1,586	$ 1,152	[13]	1,572	[13]
Description of investment or transaction		Contingently convertible notes payable, including accrued interest, at fair value	[14]		Contingently convertible notes payable, including accrued interest, at fair value
Former Executive [Member]
Defined Benefit Plan Disclosure [Line Items]
Related party transactions and investments		$ 520		760	$ 640	[15]	880	[15]
Description of investment or transaction		Legal settlement liability	[16]		Legal settlement liability
Director D [Member]
Defined Benefit Plan Disclosure [Line Items]
Related party transactions and investments		$ 450		300	$ 300	[17]		[17]
Description of investment or transaction		Former President and Chief Operating Officer	[18]		President and Chief Operating Officer
Director A [Member]
Defined Benefit Plan Disclosure [Line Items]
Related party transactions and investments		$ 138		27	$ 82	[19]		[19]
Description of investment or transaction		Advisory services included in accrued expenses	[20]		Advisory services included in accrued expenses
Director A [Member] | Term Loan [Member]
Defined Benefit Plan Disclosure [Line Items]
Principal amount									$ 500,000
Jackson Investment Group [Member]
Defined Benefit Plan Disclosure [Line Items]
Related party transactions and investments		$ 7,442
Description of investment or transaction	[21]	Series B Convertible Preferred Stock, at fair value
Calidi Cure, LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Related party transactions and investments		$ 190
Description of investment or transaction	[21]	Series B Convertible Preferred Stock, at fair value
Series B Financing Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Related party transactions and investments		$ 2,680
Description of investment or transaction	[21]	FLAG shares issued as incentive, at fair value
Business Loan Payable [Member]
Defined Benefit Plan Disclosure [Line Items]
Related party transactions and investments	[22]						$ 38

[1]	See Note 8 for full disclosures on debt, including the convertible notes and related extensions of scheduled maturity dates.
[2]	See Note 7 for full disclosures on debt, including the convertible notes and related extensions of scheduled maturity dates (see Note 14).
[3]	In November 2020, Calidi, as the borrower, opened a Line of Credit (“LOC”) with City National Bank (“CNB”) for a borrowing capacity of up to $1.0 million. As a condition of approving the LOC, CNB required a corresponding collateral amount to be provided by AJC Capital in the form of a certificate of deposit in the name of AJC Capital to be held at CNB so long as the LOC remains open, including any amounts borrowed and outstanding under the LOC. As consideration for the collateral provided by AJC Capital to CNB, Calidi issued 2,000,000 warrants to purchase common stock to AJC Capital (see Note 10). See Note 8 for full disclosures around the LOC which remained outstanding as of December 31, 2022 and 2021.
[4]	In November 2020, Calidi, as the borrower, opened a Line of Credit (“LOC”) with City National Bank (“CNB”) for a borrowing capacity of up to $1.0 million. As a condition of approving the LOC, CNB required a corresponding collateral amount to be provided by AJC Capital in the form of a certificate of deposit in the name of AJC Capital to be held at CNB so long as the LOC remains open, including any amounts borrowed and outstanding under the LOC. As consideration for the collateral provided by AJC Capital to CNB, Calidi issued 2,000,000 warrants to purchase common stock to AJC Capital (see Note 9). See Note 7 for full disclosures around the LOC which remained outstanding as of June 30, 2023 and December 31, 2022.
[5]	In October 2022, in order for Calidi to secure and execute the San Diego Lease discussed in Note 14, Mr. Allan Camaisa provided a personal Guaranty of Lease of (the “Guaranty”) up to $900,000 to the lessor for Calidi’s future performance under the San Diego Lease agreement. As consideration for the Guaranty, Calidi agreed to pay Mr. Camaisa 10% of the Guaranty amount for the first year of the San Diego Lease, and 5% per annum of the Guaranty amount thereafter through the life of the lease, with all amounts accrued and payable at the termination of the San Diego Lease or release of Mr. Camaisa from the Guaranty by the lessor, whichever occurs first. The amount shown in the table above, represents the present value, including accreted interest as of the period shown, of the aggregate $225,000 payment due to Mr. Camaisa upon the release or termination of the Guaranty, which is included noncurrent operating lease right-of-use liability.
[6]	In October 2022, in order for Calidi to secure and execute the San Diego Lease discussed in Note 13, Mr. Allan Camaisa provided a personal Guaranty of Lease of (the “Guaranty”) up to $900,000 to the lessor for Calidi’s future performance under the San Diego Lease agreement. As consideration for the Guaranty, Calidi agreed to pay Mr. Camaisa 10% of the Guaranty amount for the first year of the San Diego Lease, and 5% per annum of the Guaranty amount thereafter through the life of the lease, with all amounts accrued and payable at the termination of the San Diego Lease or release of Mr. Camaisa from the Guaranty by the lessor, whichever occurs first. The amount shown in the table above, represents the present value, including accreted interest as of the period shown, of the aggregate $225,000 payment due to Mr. Camaisa upon the release or termination of the Guaranty, which is included in noncurrent operating lease right-of-use liability.
[7]	Term notes payable, including accrued interest, of approximately $500,000 issued to AJC Capital in May 2020 with 900,000 warrants to purchase common stock and stated interest rates (see Notes 8 and 10). Term notes payable in principal amount of $544,000, including accrued interest, at fair value, issued in March 2021 to Director A with 1,000,000 warrants to purchase common stock and stated interest rates (see Notes 8 and 10). In December 2022, Calidi issued various term notes in the aggregate principal amount of $1.0 million to AJC Capital, Directors A, E, and an executive’s officer’s family office (see Notes 8 and 10). All of the above term notes payable, as applicable, remained outstanding as of December 31, 2022 and 2021.
[8]	Term notes payable, net of discount, in principal amount of $450,000 plus accrued interest, issued to AJC Capital in May 2020 with 900,000 warrants to purchase common stock and stated interest rates (see Notes 7 and 9). Term notes payable in principal amount of $500,000, plus accrued interest issued in March 2021 to Director A with 1,000,000 warrants to purchase common stock and stated interest rates (see Notes 7 and 9). In December 2022 and during the six months ended June 30, 2023, Calidi issued various term notes in the aggregate principal amount of $3.0 million to AJC Capital, Directors A, E, and an executive’s officer’s family office (see Notes 7 and 9). All of the above term notes payable, as applicable, remained outstanding as of June 30, 2023 and December 31, 2022 (see Note 14).
[9]	See Note 9 for full disclosures around the SAFE instruments.
[10]	See Note 8 for full disclosures around the SAFE instruments (see Notes 13 and 14).
[11]	Amounts owed to AJC Capital for primarily rent expense for temporary use of personal house for company office space in 2020; in addition, amounts owed to Director D for certain consulting expenses, included in accounts payable and accrued expenses as of December 31, 2022 and 2021.
[12]	Amounts owed to AJC Capital as of June 30, 2023, for primarily rent expense for temporary use of personal house for company office space in 2020; in addition, amounts owed to AJC Capital and Director D for certain consulting expenses, included in accounts payable and accrued expenses as of December 31, 2022.
[13]	See Note 8 for full disclosures around contingently convertible notes payable, including accrued interest, accounted for using the fair value option. Director C is a partner in a partnership agreement with the Calidi investor who holds the contingently convertible notes issued by Calidi which may deem Director C’s partnership to be the beneficial owner of this contingently convertible note as of December 31, 2022 and 2021.
[14]	See Note 7 for full disclosures around contingently convertible notes payable, including accrued interest, accounted for using the fair value option. Director C is a partner in a partnership agreement with the Calidi investor who holds the contingently convertible notes issued by Calidi which may deem Director C’s partnership to be the beneficial owner of this contingently convertible note as of June 30, 2023 and December 31, 2022.
[15]	See Note 5 for full disclosure of a settlement liability recorded with a Co-Founder and Former Executive of Calidi.
[16]	See Note 4 for full disclosure of a settlement liability recorded with a Co-Founder and Former Executive of Calidi.
[17]	On February 1, 2022, Calidi appointed a current board member (Director D referenced above), George K. Ng, as President and Chief Operating Officer of Calidi under an Employment Agreement (the “Ng Agreement”). Under the Ng Agreement, Mr. Ng is entitled to a base annual salary of $450,000, a signing bonus of $300,000, payable in three equal monthly installments beginning in May 2022, a grant of options to purchase 500,000 shares of Calidi common stock based on standard vesting conditions under the 2019 Plan at an exercise price of $3.86 per share as determined by the Board of Directors and acceleration of vesting of certain, previously granted stock options under the 2019 Plan (see Notes 11 and 15). Mr. Ng is also eligible for an annual bonus of up to 35% of base salary, if approved by the Board of Directors, and standard change in control and severance benefits. As of December 31, 2022, Calidi owed the remaining $100,000 to Mr. Ng for the signing bonus included in related party accrued expenses and other current liabilities.
[18]	On February 1, 2022, Calidi appointed a current board member (Director D referenced above), George K. Ng, as President and Chief Operating Officer of Calidi under an Employment Agreement (the “Ng Agreement”). Under the Ng Agreement, Mr. Ng is entitled to a base annual salary of $450,000, a signing bonus of $300,000, payable in three equal monthly installments. Mr. Ng was eligible for standard change in control and severance benefits. On June 23, 2023, Calidi entered into a Separation and Release Agreement with Mr. Ng which includes a severance accrual as of June 30, 2023 (see Note 13).
[19]	On April 1, 2022, Calidi entered into an Advisory Agreement with Scott Leftwich (Director A referenced above), for providing certain strategic and advisory services. Director A will receive an advisory fee of $9,166 per month not to exceed $120,000 per annum, accrued and payable upon Calidi raising $10 million or more in equity proceeds, as defined in the Advisory Agreement.
[20]	On April 1, 2022, Calidi entered into an Advisory Agreement with Scott Leftwich (Director A referenced above), for providing certain strategic and advisory services. Director A will receive an advisory fee of $9,166 per month not to exceed $120,000 per annum, accrued and payable upon Calidi raising $10 million or more in equity proceeds, as defined in the Advisory Agreement (see Note 14).
[21]	See Note 9 for full disclosure of the Series B Preferred Stock as of June 30, 2023 which is classified as a liability and carried at fair value, including FLAG Class B common stock issued to Jackson Investment Group and Calidi Cure as an incentive to invest into the Series B financing. See also Note 14 in connection with the Closing of the FLAG Merger and the Series B Preferred Stock conversions to Calidi common stock.
[22]	Principal balance on a business loan payable by Calidi to a bank for which AJC Capital is a guarantor to the bank for the loan (see Note 8), loan remained outstanding as of December 31, 2021.